Net interest income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net interest income
Loans	SFr 1,307	SFr 1,194	SFr 1,277	SFr 2,501	SFr 2,542
Investment securities	(12)	0	0	(12)	0
Trading assets	561	702	656	1,263	1,502
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	386	233	311	619	652
Other	232	105	182	337	317
Interest and dividend income	2,474	2,234	2,426	4,708	5,013
Deposits	(278)	(54)	(38)	(332)	(89)
Short-term borrowings	(16)	(8)	(40)	(24)	(42)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(140)	(100)	(209)	(240)	(485)
Long-term debt	(727)	(536)	(660)	(1,263)	(1,203)
Other	(118)	(77)	(63)	(195)	(124)
Interest expense	(1,279)	(775)	(1,010)	(2,054)	(1,943)
Net interest income	SFr 1,195	SFr 1,459	SFr 1,416	2,654	3,070
Bank
Net interest income
Loans				2,479	2,514
Investment securities				(12)	0
Trading assets				1,264	1,503
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions				619	652
Other				335	318
Interest and dividend income				4,685	4,987
Deposits				(330)	(84)
Short-term borrowings				(28)	1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions				(240)	(485)
Long-term debt				(1,205)	(1,182)
Other				(197)	(124)
Interest expense				(2,000)	(1,874)
Net interest income				SFr 2,685	SFr 3,113